COMMITMENTS AND CONTINGENCIES (Details) € in Millions, $ in Millions	1 Months Ended		3 Months Ended
	Feb. 28, 2025 USD ($)	Feb. 28, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
Legal proceedings
Liability recorded			$ 3.3
Claim amount			6.2	$ 4.5
Tax Contingencies
Dividend withholding tax paid	$ 181.5	€ 173.7
Estimated contingencies related to non-income taxes including penalties and interest			2.4	1.5
Loss recovery
Lost in transit			43.6
Accounts payable and accrued liabilities current
Tax Contingencies
Accrued contingencies related to non-income taxes			2.0	$ 181.9
Rented data center facilities
Purchase commitments
2026			6.8
2027			7.0
2028			7.2
2029			5.6
Purchase commitments for other goods and services
Purchase commitments
2026			0.6
2027			1.0
2028			0.4
2029			0.4
2030			$ 0.1